Accounts Payable and Accrued Liabilities - Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Payables and Accruals [Abstract]
Accounts payable	$ 20,600	$ 11,650
Accrued liabilities	9,714	2,254
Holdback payable	500	500
Other payable	373	973
Total	$ 31,187	$ 15,377